Nature of Business	12 Months Ended
Dec. 31, 2012
Nature of Business [Text Block]
2.	Nature of Business

The Company specializes in the development of pharmaceutical products in co-operation with various pharmaceutical companies.

Technologies

The Company has developed three proprietary delivery platforms; including an immediate release oral film “ VersaFilm™ ”, a mucoadhesive tablet “ AdVersa™ ” and a multilayer controlled release tablet “ VersaTab™ ”.

The three technology platforms have been designed to address the challenges commonly encountered in oral drug delivery, such as first-pass metabolism, gastrointestinal (“GI”) side effects, or incomplete absorption of the drug in the GI tract. IntelGenx’ technologies are broadly applicable and have the ability to improve the performance of a wide variety of existing pharmaceutical compounds.

Product Pipeline

IntelGenx’ product pipeline currently consists of 9 products in various stages of development, including products for the treatment of hypertension, erectile dysfunction, benign prostatic hyperplasia, migraine, insomnia, idiopathic pulmonary fibrosis, allergies and pain management. Of the products currently under development, 6 utilize the VersaFilm™ technology, 2 utilize the VersaTab™ technology, and one utilizes the AdVersa™ technology.

Approved and Commercialized Products

The Company’s first FDA-approved product, Forfivo XL™, was launched in the USA in October 2012 under a licensing partnership with Edgemont Pharmaceuticals LLP. Forfivo XL™ is indicated for the treatment of Major Depressive Disorder (MDD) and is the only extended-release bupropion HCl product to provide a once-daily, 450mg dose in a single tablet. The active ingredient in Forfivo XL is bupropion, the same active ingredient used in Wellbutrin XL®.

Sales of the Company’s first commercialized product, a pre-natal multivitamin supplement, marketed in the USA as Gesticare®, were discontinued in the third quarter of 2011. The Company received final royalties from the sale of the product in the fourth quarter of 2011 from Azur Pharma, now part of Jazz Pharmaceuticals plc.